Income taxes - Deferred Tax Assets (Liabilities) Continuity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	$ 6,469	$ 520
Charged (credited) to consolidated statement of loss	5,958	3,159
Business acquisitions and other	(675)	(9,108)
Balance as at March 31, 2021	1,186	6,469
Property and equipment
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	1,696	926
Charged (credited) to consolidated statement of loss	321	778
Business acquisitions and other	44	(8)
Balance as at March 31, 2021	2,061	1,696
Intangible assets
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	(15,403)	(546)
Charged (credited) to consolidated statement of loss	7,191	2,461
Business acquisitions and other	(42,264)	(17,318)
Balance as at March 31, 2021	(50,476)	(15,403)
Lease liabilities
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	3,557	0
Charged (credited) to consolidated statement of loss	2,516	2,901
Business acquisitions and other	0	656
Balance as at March 31, 2021	6,073	3,557
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	(3,226)	0
Charged (credited) to consolidated statement of loss	(1,774)	(2,587)
Business acquisitions and other	0	(639)
Balance as at March 31, 2021	(5,000)	(3,226)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	8,159	11
Charged (credited) to consolidated statement of loss	(1,290)	1,280
Business acquisitions and other	34,439	6,868
Balance as at March 31, 2021	41,308	8,159
Deferred revenue
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	0
Charged (credited) to consolidated statement of loss	0
Business acquisitions and other	1,011
Balance as at March 31, 2021	1,011	0
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	0
Charged (credited) to consolidated statement of loss	2,649
Business acquisitions and other	2,539
Balance as at March 31, 2021	5,188	0
Others
Disclosure of deferred tax [Line Items]
Balance as at March 31, 2020	(1,252)	(911)
Charged (credited) to consolidated statement of loss	(3,655)	(1,674)
Business acquisitions and other	3,556	1,333
Balance as at March 31, 2021	$ (1,351)	$ (1,252)